UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Income Builder Fund
Class A:
PCGAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$18	0.36%
WHAT ARE SOME KEY FUND STA
TIST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%
MFSP504E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S H
O
LDIN
G
S AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	A
NASDAQ	PCGAX
CUSIP	74442X108
MFSP504E2A

PGIM Income Builder Fund
Class C:
PCCFX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$56	1.11%
WHAT ARE SOME KEY FU
ND
ST
ATIS
TICS AS OF 4/30/2025?

Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%
MFSP504E2C

WHAT ARE SOME CHARACTERISTICS OF THE
FUN
D’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	C
NASDAQ	PCCFX
CUSIP	74442X306
MFSP504E2C

PGIM Income Builder Fund
Class R:
PCLRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$31	0.61%
WHAT ARE SOME KEY FUND STA
TIST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%
MFSP504E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	R
NASDAQ	PCLRX
CUSIP	74442X405
MFSP504E2R

PGIM Income Builder Fund
Class Z:
PDCZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$6	0.11%
WHAT ARE SOME KEY FUND S
TATIS
TICS AS OF 4/30/2025?

Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%
MFSP504E2Z

WHAT ARE SOME CHARAC
TER
ISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	Z
NASDAQ	PDCZX
CUSIP	74442X504
MFSP504E2Z

PGIM Income Builder Fund
Class R6:
PCGQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$6	0.11%
WHAT ARE SOME KEY FUND S
TATIS
TICS AS OF 4/30/2025?

Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%
MFSP504E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	R6
NASDAQ	PCGQX
CUSIP	74442X769
MFSP504E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 16

PGIM Income Builder Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Income Builder Fund	1
Notes to Financial Statements	18

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

AFFILIATED EXCHANGE-TRADED FUNDS 19.6%
PGIM Active Aggregate Bond ETF	493,802	$20,931,032
PGIM Active High Yield Bond ETF	704,453	24,409,297

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $51,283,505)(wa)		45,340,329

AFFILIATED MUTUAL FUNDS — 61.4%

Domestic Equity — 23.7%
PGIM Jennison Energy Infrastructure Fund (Class R6)	3,941,326	24,278,570
PGIM Real Estate Income Fund (Class R6)	4,237,815	30,597,022

		54,875,592

Fixed Income — 25.3%
PGIM Core Conservative Bond Fund (Class R6)	3,164,329	27,308,157
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	4,582,361	31,205,880

		58,514,037

International Equity — 12.4%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	149,516	1,822,597
PGIM Quant Solutions International Equity Fund (Class R6)	3,224,874	26,959,950

		28,782,547

TOTAL AFFILIATED MUTUAL FUNDS
(cost $129,507,986)(wa)		142,172,176

COMMON STOCKS 12.6%

Aerospace & Defense 1.2%
Rheinmetall AG (Germany)	560	953,709
RTX Corp.	5,405	681,733
Safran SA (France)	4,484	1,193,280

		2,828,722

Banks 1.0%
Citigroup, Inc.	10,975	750,470
JPMorgan Chase & Co.	3,145	769,330
Truist Financial Corp.	18,761	719,297

		2,239,097

Beverages 0.2%
Coca-Cola Co. (The)	5,704	413,825

See Notes to Financial Statements.

PGIM Income Builder Fund 1

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 0.9%
AbbVie, Inc.	5,341	$1,042,028
Amgen, Inc.	3,472	1,010,074

		2,052,102

Commercial Services & Supplies 0.3%
Waste Management, Inc.	2,657	620,038

Communications Equipment 0.2%
Cisco Systems, Inc.	9,417	543,643

Consumer Finance 0.2%
American Express Co.	1,836	489,129

Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.	10,463	1,017,527

Diversified Telecommunication Services 0.6%
AT&T, Inc.	37,675	1,043,597
BCE, Inc. (Canada)	12,599	280,328

		1,323,925

Electric Utilities 0.3%
Entergy Corp.	9,641	801,842

Electrical Equipment 0.4%
GE Vernova, Inc.	647	239,920
Siemens Energy AG (Germany)*	8,024	619,322

		859,242

Financial Services 0.4%
Visa, Inc. (Class A Stock)	2,540	877,570

Food Products 0.1%
Kraft Heinz Co. (The)	5,409	157,402

Ground Transportation 0.1%
Union Pacific Corp.	1,523	328,450

Health Care Equipment & Supplies 0.2%
Boston Scientific Corp.*	5,475	563,213

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 0.3%
CVS Health Corp.	9,507	$634,212

Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp.	1,559	498,334
Starbucks Corp.	5,132	410,817

		909,151

Household Products 0.1%
Procter & Gamble Co. (The)	1,194	194,109

Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	5,301	687,169

Industrial REITs 0.2%
Prologis, Inc.	3,439	351,466

Insurance 0.5%
Lincoln National Corp.	6,920	220,540
MetLife, Inc.	11,453	863,213

		1,083,753

Interactive Media & Services 0.1%
Alphabet, Inc. (Class A Stock)	1,705	270,754

IT Services 0.5%
International Business Machines Corp.	4,359	1,054,093

Machinery 0.4%
Caterpillar, Inc.	930	287,621
Parker-Hannifin Corp.	876	530,033

		817,654

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.	12,425	238,436

Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	5,036	402,528

Oil, Gas & Consumable Fuels 1.2%
Antero Midstream Corp.	36,758	608,345
Expand Energy Corp.	4,439	461,212

See Notes to Financial Statements.

PGIM Income Builder Fund 3

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	3,995	$328,229
Shell PLC, ADR	8,715	561,943
Williams Cos., Inc. (The)	14,318	838,606

		2,798,335

Pharmaceuticals 0.3%
AstraZeneca PLC (United Kingdom), ADR	9,048	649,556
Eli Lilly & Co.	134	120,459

		770,015

Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.	929	140,009
Broadcom, Inc.	4,185	805,487
Lam Research Corp.	2,073	148,572

		1,094,068

Software 0.1%
Microsoft Corp.	791	312,651

Specialized REITs 0.2%
Digital Realty Trust, Inc.	3,097	497,192

Specialty Retail 0.4%
O’Reilly Automotive, Inc.*	699	989,225

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	3,798	807,075

TOTAL COMMON STOCKS
(cost $19,642,779)		29,027,613

PREFERRED STOCKS 0.5%

Aerospace & Defense 0.1%
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	3,259	200,037

See Notes to Financial Statements.

4

Description	Shares	Value

PREFERRED STOCKS (Continued)

Electric Utilities 0.4%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25	15,911	$612,574
NextEra Energy, Inc., CVT, 7.234%, Maturing 11/01/27	10,076	427,424

		1,039,998

TOTAL PREFERRED STOCKS
(cost $1,432,335)		1,240,035

UNAFFILIATED EXCHANGE-TRADED FUNDS 5.0%
Invesco Preferred ETF(a)	208,347	2,298,067
iShares 0-5 Year High Yield Corporate Bond ETF	54,432	2,303,562
iShares iBoxx $ High Yield Corporate Bond ETF	12,651	994,369
SPDR Bloomberg Convertible Securities ETF	75,847	5,880,418

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $11,005,170)		11,476,416

TOTAL LONG-TERM INVESTMENTS
(cost $212,871,775)		229,256,569

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund	2,827,385	2,827,385
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $309,660; includes $288,738 of cash collateral for securities on loan)(b)	309,923	309,707

TOTAL SHORT-TERM INVESTMENTS
(cost $3,137,045)(wa)		3,137,092

TOTAL INVESTMENTS 100.4%
(cost $216,008,820)		232,393,661
Liabilities in excess of other assets (0.4)%		(1,012,069)

NET ASSETS 100.0%		$231,381,592

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

iBoxx—Bond Market Indices

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

See Notes to Financial Statements.

PGIM Income Builder Fund 5

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $277,956; cash collateral of $288,738 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$45,340,329	$—	$—
Affiliated Mutual Funds
Domestic Equity	54,875,592	—	—
Fixed Income	58,514,037	—	—
International Equity	28,782,547	—	—
Common Stocks
Aerospace & Defense	681,733	2,146,989	—
Banks	2,239,097	—	—
Beverages	413,825	—	—
Biotechnology	2,052,102	—	—
Commercial Services & Supplies	620,038	—	—
Communications Equipment	543,643	—	—
Consumer Finance	489,129	—	—
Consumer Staples Distribution & Retail	1,017,527	—	—
Diversified Telecommunication Services	1,323,925	—	—
Electric Utilities	801,842	—	—
Electrical Equipment	239,920	619,322	—
Financial Services	877,570	—	—
Food Products	157,402	—	—
Ground Transportation	328,450	—	—
Health Care Equipment & Supplies	563,213	—	—
Health Care Providers & Services	634,212	—	—
Hotels, Restaurants & Leisure	909,151	—	—

See Notes to Financial Statements.

6

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Household Products	$194,109	$—	$—
Independent Power & Renewable Electricity Producers	687,169	—	—
Industrial REITs	351,466	—	—
Insurance	1,083,753	—	—
Interactive Media & Services	270,754	—	—
IT Services	1,054,093	—	—
Machinery	817,654	—	—
Mortgage Real Estate Investment Trusts (REITs)	238,436	—	—
Multi-Utilities	402,528	—	—
Oil, Gas & Consumable Fuels	2,798,335	—	—
Pharmaceuticals	770,015	—	—
Semiconductors & Semiconductor Equipment	1,094,068	—	—
Software	312,651	—	—
Specialized REITs	497,192	—	—
Specialty Retail	989,225	—	—
Technology Hardware, Storage & Peripherals	807,075	—	—
Preferred Stocks
Aerospace & Defense	200,037	—	—
Electric Utilities	1,039,998	—	—
Unaffiliated Exchange-Traded Funds	11,476,416	—	—
Short-Term Investments
Affiliated Mutual Funds	3,137,092	—	—

Total	$229,627,350	$2,766,311	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	62.7%
Affiliated Exchange-Traded Funds	19.6
Unaffiliated Exchange-Traded Funds	5.0
Aerospace & Defense	1.3
Oil, Gas & Consumable Fuels	1.2
Banks	1.0
Biotechnology	0.9
Electric Utilities	0.7
Diversified Telecommunication Services	0.6
Semiconductors & Semiconductor Equipment	0.5
Insurance	0.5

IT Services	0.5%
Consumer Staples Distribution & Retail	0.4
Specialty Retail	0.4
Hotels, Restaurants & Leisure	0.4
Financial Services	0.4
Electrical Equipment	0.4
Machinery	0.4
Technology Hardware, Storage & Peripherals	0.3
Pharmaceuticals	0.3
Independent Power & Renewable Electricity
Producers	0.3
Health Care Providers & Services	0.3
Commercial Services & Supplies	0.3

See Notes to Financial Statements.

PGIM Income Builder Fund 7

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Health Care Equipment & Supplies	0.2%
Communications Equipment	0.2
Specialized REITs	0.2
Consumer Finance	0.2
Beverages	0.2
Multi-Utilities	0.2
Industrial REITs	0.2
Ground Transportation	0.1
Software	0.1

Interactive Media & Services	0.1%
Mortgage Real Estate Investment Trusts (REITs)	0.1
Household Products	0.1
Food Products	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$277,956	$(277,956)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $277,956:
Affiliated investments (cost $183,928,536)	$190,649,597
Unaffiliated investments (cost $32,080,284)	41,744,064
Receivable for Fund shares sold	681,257
Dividends receivable	45,462
Due from Manager	23,809
Tax reclaim receivable	19,243
Prepaid expenses	504

Total Assets	233,163,936

Liabilities

Payable for Fund shares purchased	1,029,726
Payable to broker for collateral for securities on loan	288,738
Payable for investments purchased	219,607
Accrued expenses and other liabilities	85,827
Distribution fee payable	43,638
Custodian and accounting fees payable	41,475
Dividends payable	36,232
Audit fee payable	29,083
Affiliated transfer agent fee payable	7,250
Trustees’ fees payable	768

Total Liabilities	1,782,344

Net Assets	$231,381,592

Net assets were comprised of:
Shares of beneficial interest, at par	$23,947
Paid-in capital in excess of par	245,509,197
Total distributable earnings (loss)	(14,151,552)

Net assets, April 30, 2025	$231,381,592

See Notes to Financial Statements.

PGIM Income Builder Fund 9

Statement of Assets and Liabilities (unaudited)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($130,682,204 ÷ 13,534,597 shares of beneficial interest issued and outstanding)	$9.66
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.12

Class C

Net asset value, offering price and redemption price per share, ($20,973,728 ÷ 2,233,848 shares of beneficial interest issued and outstanding)	$9.39

Class R

Net asset value, offering price and redemption price per share, ($924,149 ÷ 95,907 shares of beneficial interest issued and outstanding)	$9.64

Class Z

Net asset value, offering price and redemption price per share, ($73,368,036 ÷ 7,524,561 shares of beneficial interest issued and outstanding)	$9.75

Class R6

Net asset value, offering price and redemption price per share, ($5,433,475 ÷ 557,642 shares of beneficial interest issued and outstanding)	$9.74

See Notes to Financial Statements.

10

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$14,050,059
Unaffiliated dividend income (net of $2,774 foreign withholding tax)	621,485
Affiliated income from securities lending, net	9,996

Total income	14,681,540

Expenses
Management fee	816,127
Distribution fee(a)	312,954
Transfer agent’s fees and expenses (including affiliated expense of $27,783)(a)	120,209
Custodian and accounting fees	49,416
Registration fees(a)	32,138
Audit fee	29,583
Professional fees	17,754
Shareholders’ reports	16,660
Trustees’ fees	6,128
Miscellaneous	12,310

Total expenses	1,413,279
Less: Fee waiver and/or expense reimbursement(a)	(972,800)
Distribution fee waiver(a)	(34,026)

Net expenses	406,453

Net investment income (loss)	14,275,087

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,456,948))	1,924,858
Affiliated net capital gain distributions received	794,023
Foreign currency transactions	(838)

2,718,043

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,554,707))	(11,784,073)
Foreign currencies	810

(11,783,263)

Net gain (loss) on investment and foreign currency transactions	(9,065,220)

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,209,867

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	197,244	112,255	3,455	—	—
Transfer agent’s fees and expenses	66,434	13,463	679	39,505	128
Registration fees	8,926	5,607	4,464	7,190	5,951
Fee waiver and/or expense reimbursement	(538,027)	(98,090)	(8,385)	(303,517)	(24,781)
Distribution fee waiver	(32,874)	—	(1,152)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund 11

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,275,087	$11,409,613
Net realized gain (loss) on investment and foreign currency transactions	1,924,020	(3,479,418)
Affiliated net capital gain distributions received	794,023	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,783,263)	44,550,322

Net increase (decrease) in net assets resulting from operations	5,209,867	52,480,517

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,463,198)	(6,517,558)
Class C	(1,431,612)	(1,360,179)
Class R	(57,925)	(47,846)
Class Z	(4,768,210)	(3,947,899)
Class R6	(342,714)	(281,147)

	(15,063,659)	(12,154,629)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,036,140	16,459,672
Net asset value of shares issued in reinvestment of dividends and distributions	14,360,255	11,518,362
Cost of shares purchased	(22,633,326)	(53,308,914)

Net increase (decrease) in net assets from Fund share transactions	2,763,069	(25,330,880)

Total increase (decrease)	(7,090,723)	14,995,008

Net Assets:

Beginning of period	238,472,315	223,477,307

End of period	$231,381,592	$238,472,315

See Notes to Financial Statements.

12

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.08		$8.49	$8.58	$10.54	$8.99	$9.69
Income (loss) from investment operations:
Net investment income (loss)	0.60		0.46	0.45	0.37	0.31	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.38)		1.62	(0.11)	(1.79)	1.59	(0.67)
Total from investment operations	0.22		2.08	0.34	(1.42)	1.90	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.64)		(0.49)	(0.43)	(0.53)	(0.32)	(0.36)
Tax return of capital distributions	-		-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.64)		(0.49)	(0.43)	(0.54)	(0.35)	(0.36)
Net asset value, end of period	$9.66		$10.08	$8.49	$8.58	$10.54	$8.99
Total Return(b):	2.27%		24.98%	3.84%	(14.00)%	21.34%	(3.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130,682		$132,721	$114,553	$117,163	$146,331	$130,648
Average net assets (000)	$132,586		$127,107	$119,398	$131,832	$144,478	$141,977
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36	%(d)	0.36%	0.39%	0.43%	0.43%	0.80%
Expenses before waivers and/or expense reimbursement	1.23	%(d)	1.24%	1.25%	1.24%	1.22%	1.28%
Net investment income (loss)	12.18	%(d)	4.80%	5.10%	3.85%	3.04%	3.61%
Portfolio turnover rate(e)	15%		25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 13

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.82		$8.28	$8.38	$10.30	$8.79	$9.49
Income (loss) from investment operations:
Net investment income (loss)	0.56		0.38	0.39	0.29	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)		1.58	(0.13)	(1.74)	1.55	(0.66)
Total from investment operations	0.17		1.96	0.26	(1.45)	1.78	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.60)		(0.42)	(0.36)	(0.46)	(0.24)	(0.30)
Tax return of capital distributions	-		-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.60)		(0.42)	(0.36)	(0.47)	(0.27)	(0.30)
Net asset value, end of period	$9.39		$9.82	$8.28	$8.38	$10.30	$8.79
Total Return(b):	1.84%		24.07%	3.02%	(14.60)%	20.47%	(4.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,974		$25,282	$32,712	$48,573	$72,376	$75,284
Average net assets (000)	$22,637		$29,564	$42,612	$61,083	$76,740	$87,849
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.11%	1.14%	1.18%	1.18%	1.55%
Expenses before waivers and/or expense reimbursement	1.98	%(d)	1.96%	1.94%	1.92%	1.89%	1.96%
Net investment income (loss)	11.86	%(d)	4.18%	4.51%	3.13%	2.32%	2.88%
Portfolio turnover rate(e)	15%		25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

Class R Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.06		$8.47	$8.57	$10.52	$8.97	$9.68
Income (loss) from investment operations:
Net investment income (loss)	0.58		0.44	0.43	0.36	0.28	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)		1.61	(0.13)	(1.80)	1.59	(0.68)
Total from investment operations	0.21		2.05	0.30	(1.44)	1.87	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.46)	(0.40)	(0.50)	(0.29)	(0.34)
Tax return of capital distributions	-		-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.63)		(0.46)	(0.40)	(0.51)	(0.32)	(0.34)
Net asset value, end of period	$9.64		$10.06	$8.47	$8.57	$10.52	$8.97
Total Return(b):	2.15%		24.72%	3.46%	(14.15)%	21.09%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$924		$919	$920	$923	$1,465	$1,369
Average net assets (000)	$929		$971	$945	$1,144	$1,505	$1,532
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61	%(d)	0.61%	0.64%	0.68%	0.68%	1.05%
Expenses before waivers and/or expense reimbursement	2.68	%(d)	2.71%	2.52%	2.68%	2.33%	2.81%
Net investment income (loss)	11.86	%(d)	4.60%	4.85%	3.75%	2.80%	3.37%
Portfolio turnover rate(e)	15%		25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 15

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.17		$8.56	$8.65	$10.63	$9.06	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.62		0.49	0.48	0.40	0.34	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)		1.63	(0.12)	(1.82)	1.61	(0.68)
Total from investment operations	0.23		2.12	0.36	(1.42)	1.95	(0.32)
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(0.51)	(0.45)	(0.55)	(0.35)	(0.38)
Tax return of capital distributions	-		-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.65)		(0.51)	(0.45)	(0.56)	(0.38)	(0.38)
Net asset value, end of period	$9.75		$10.17	$8.56	$8.65	$10.63	$9.06
Total Return(b):	2.38%		25.32%	4.07%	(13.85)%	21.71%	(3.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$73,368		$74,262	$70,272	$81,362	$114,491	$102,220
Average net assets (000)	$73,600		$74,180	$78,954	$97,972	$111,577	$126,142
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11	%(d)	0.11%	0.14%	0.18%	0.18%	0.55%
Expenses before waivers and/or expense reimbursement	0.94	%(d)	0.93%	0.92%	0.92%	0.91%	0.97%
Net investment income (loss)	12.47	%(d)	5.07%	5.40%	4.13%	3.29%	3.90%
Portfolio turnover rate(e)	15%		25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

16

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.17		$8.56	$8.65	$10.62	$9.05	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.61		0.49	0.48	0.39	0.34	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)		1.63	(0.12)	(1.80)	1.61	(0.68)
Total from investment operations	0.22		2.12	0.36	(1.41)	1.95	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(0.51)	(0.45)	(0.55)	(0.35)	(0.38)
Tax return of capital distributions	-		-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.65)		(0.51)	(0.45)	(0.56)	(0.38)	(0.38)
Net asset value, end of period	$9.74		$10.17	$8.56	$8.65	$10.62	$9.05
Total Return(b):	2.28%		25.32%	4.07%	(13.76)%	21.73%	(3.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,433		$5,287	$5,020	$5,441	$5,695	$4,552
Average net assets (000)	$5,360		$5,272	$5,690	$5,639	$5,261	$4,769
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11	%(d)	0.11%	0.14%	0.18%	0.18%	0.54%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.05%	0.98%	1.07%	0.99%	1.21%
Net investment income (loss)	12.34	%(d)	5.07%	5.40%	4.05%	3.28%	3.85%
Portfolio turnover rate(e)	15%		25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 17

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 16 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust and PGIM Income Builder Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term capital growth.

The Fund gains exposure to the equities and fixed income market segments by investing in varying combinations of other PGIM mutual funds (the “Underlying PGIM Mutual Funds”), PGIM exchange-traded funds (“Underlying PGIM ETFs,” and together with the Underlying PGIM Mutual Funds, the “Underlying PGIM Funds”), unaffiliated exchange-traded funds (“ETFs”) (collectively “Underlying Funds”), and direct investments by the Fund’s subadvisers.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

PGIM Income Builder Fund 19

Notes to Financial Statements (unaudited) (continued)

fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other

PGIM Income Builder Fund 21

Notes to Financial Statements (unaudited) (continued)

determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

PGIM Income Builder Fund 23

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions LLC”) and Jennison Associates LLC (“Jennison”) (collectively the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% up to $1 billion of the Fund’s average daily net assets;	0.70%

0.65% above $1 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for the fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.95%
C	1.70
R	1.20
Z	0.70
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$34,084	$146
C	—	128

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2025, brokerage commissions recaptured under these agreements was $532.

Jennison, PGIM Investments, PIMS, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Income Builder Fund 25

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). The Core Fund and the Money Market Fund are each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$37,072,627	$34,348,418

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Active Aggregate Bond ETF
$ 21,164,381	$—	$351,763	$182,562	$(64,148)	$20,931,032	493,802	$427,855	$—

PGIM Active High Yield Bond ETF
26,655,018	—	1,817,495	(155,112)	(273,114)	24,409,297	704,453	987,961	—
$ 47,819,399	$—	$2,169,258	$27,450	$(337,262)	$45,340,329		$1,415,816	$—

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 23,804,813	$6,305,677	$2,883,759	$478,837	$(397,411)	$27,308,157	3,164,329	$540,929		$—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)
32,376,973	4,534,746	4,567,257	104,079	(1,242,661)	31,205,880	4,582,361	1,744,694		—

PGIM Jennison Energy Infrastructure Fund (Class R6)
26,559,353	9,854,400	5,012,531	(8,178,623)	1,055,971	24,278,570	3,941,326	8,626,070		—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,453,428	451,736	1,058,996	(13,513)	(10,058)	1,822,597	149,516	64,072		—

PGIM Quant Solutions International Equity Fund (Class R6)
23,853,922	3,760,508	1,931,346	1,293,446	(16,580)	26,959,950	3,224,874	991,720		—

PGIM Real Estate Income Fund (Class R6)
34,193,388	5,662,700	5,485,709	(3,266,301)	(507,056)	30,597,022	4,237,815	610,051		794,023
$143,241,877	$30,569,767	$20,939,598	$(9,582,075)	$(1,117,795)	$142,172,176		$12,577,536		$794,023

Short-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Ultra Short Bond Fund
3,148,884	23,683,493	24,004,992	—	—	2,827,385	2,827,385	56,707		—

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(b)
9,706,988	47,037,606	56,432,914	(82)	(1,891)	309,707	309,923	9,996	(2)	—
$ 12,855,872	$70,721,099	$80,437,906	$(82)	$(1,891)	$3,137,092		$66,703		$—
$203,917,148	$101,290,866	$103,546,762	$(9,554,707)	$(1,456,948)	$190,649,597		$14,060,055		$794,023

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$220,638,396	$24,612,369	$(12,857,104)	$11,755,265

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Income Builder Fund 27

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$27,882,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	8	71.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	293,716	$2,872,307

Shares issued in reinvestment of dividends and distributions	855,899	8,255,197

Shares purchased	(1,233,350)	(12,037,690)

Net increase (decrease) in shares outstanding before conversion	(83,735)	(910,186)

Shares issued upon conversion from other share class(es)	490,733	4,837,618

Shares purchased upon conversion into other share class(es)	(39,376)	(389,669)

Net increase (decrease) in shares outstanding	367,622	$3,537,763

Year ended October 31, 2024:

Shares sold	678,274	$6,414,816

Shares issued in reinvestment of dividends and distributions	670,476	6,342,570

Shares purchased	(2,432,408)	(23,060,106)

Net increase (decrease) in shares outstanding before conversion	(1,083,658)	(10,302,720)

Shares issued upon conversion from other share class(es)	951,684	9,020,340

Shares purchased upon conversion into other share class(es)	(200,107)	(1,874,915)

Net increase (decrease) in shares outstanding	(332,081)	$(3,157,295)

Class C

Six months ended April 30, 2025:

Shares sold	178,522	$1,681,929

Shares issued in reinvestment of dividends and distributions	146,706	1,375,044

Shares purchased	(225,492)	(2,139,465)

Net increase (decrease) in shares outstanding before conversion	99,736	917,508

Shares purchased upon conversion into other share class(es)	(440,902)	(4,243,687)

Net increase (decrease) in shares outstanding	(341,166)	$(3,326,179)

Year ended October 31, 2024:

Shares sold	118,148	$1,082,198

Shares issued in reinvestment of dividends and distributions	142,346	1,305,061

Shares purchased	(681,700)	(6,235,397)

Net increase (decrease) in shares outstanding before conversion	(421,206)	(3,848,138)

Shares purchased upon conversion into other share class(es)	(956,191)	(8,837,841)

Net increase (decrease) in shares outstanding	(1,377,397)	$(12,685,979)

PGIM Income Builder Fund 29

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R

Six months ended April 30, 2025:

Shares sold	847	$8,152

Shares issued in reinvestment of dividends and distributions	6,020	57,924

Shares purchased	(2,332)	(22,725)

Net increase (decrease) in shares outstanding	4,535	$43,351

Year ended October 31, 2024:

Shares sold	3,881	$36,594

Shares issued in reinvestment of dividends and distributions	5,056	47,650

Shares purchased	(26,195)	(253,148)

Net increase (decrease) in shares outstanding	(17,258)	$(168,904)

Class Z

Six months ended April 30, 2025:

Shares sold	602,909	$5,915,454

Shares issued in reinvestment of dividends and distributions	444,578	4,329,376

Shares purchased	(799,724)	(7,893,223)

Net increase (decrease) in shares outstanding before conversion	247,763	2,351,607

Shares issued upon conversion from other share class(es)	46,130	461,495

Shares purchased upon conversion into other share class(es)	(69,061)	(673,236)

Net increase (decrease) in shares outstanding	224,832	$2,139,866

Year ended October 31, 2024:

Shares sold	864,397	$8,458,809

Shares issued in reinvestment of dividends and distributions	371,121	3,541,935

Shares purchased	(2,313,337)	(22,291,914)

Net increase (decrease) in shares outstanding before conversion	(1,077,819)	(10,291,170)

Shares issued upon conversion from other share class(es)	233,757	2,219,896

Shares purchased upon conversion into other share class(es)	(64,486)	(615,697)

Net increase (decrease) in shares outstanding	(908,548)	$(8,686,971)

Class R6

Six months ended April 30, 2025:

Shares sold	56,465	$558,298

Shares issued in reinvestment of dividends and distributions	35,219	342,714

Shares purchased	(54,880)	(540,223)

Net increase (decrease) in shares outstanding before conversion	36,804	360,789

Shares issued upon conversion from other share class(es)	766	7,479

Net increase (decrease) in shares outstanding	37,570	$368,268

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	49,535	$467,255

Shares issued in reinvestment of dividends and distributions	29,491	281,146

Shares purchased	(155,043)	(1,468,349)

Net increase (decrease) in shares outstanding before conversion	(76,017)	(719,948)

Shares issued upon conversion from other share class(es)	9,332	88,217

Net increase (decrease) in shares outstanding	(66,685)	$(631,731)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2025. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $1,811,000, borrowed at a weighted average interest rate of 5.50%. The maximum loan outstanding amount during the period was $1,811,000. At April 30, 2025, the Fund did not have an outstanding loan amount.

PGIM Income Builder Fund 31

Notes to Financial Statements (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying PGIM Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadvisers. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadvisers in selecting the Underlying Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (e.g., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

PGIM Income Builder Fund 33

Notes to Financial Statements (unaudited) (continued)

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to regulation by various government authorities, government regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps as well as political and social unrest, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards and general changes in market sentiment towards the assets of infrastructure companies.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower

PGIM Income Builder Fund 35

Notes to Financial Statements (unaudited) (continued)

interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk

PGIM Income Builder Fund 37

Notes to Financial Statements (unaudited) (continued)

that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025